PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Components of Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 12,392	$ 7,369
State	(1,894)	1,062
Total Current	10,498	8,431
Deferred:
Federal	0	940
State	0	572
Total Deferred	0	1,512
Total Provision for Income Taxes	$ 10,498	$ 9,943